Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Duration Municipal Trust
Entity Central Index Key	0000353101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000024678 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Municipal Fund
Class Name	Service Shares
Trading Symbol	FSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall US municipal fixed-income market. The Fund seeks to provide dividend income, which is exempt from federal regular income tax, by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. A majority of the Fund’s assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Yield curve and duration management contributed positively to relative Fund performance. A tactical 26% allocation to bonds not in the Index with maturities beyond four years had a positive contribution. The Fund also benefited from being positioned long relative to the Index as interest rates declined during the fiscal year.
  Credit allocation contributed positively with significant overweight positions relative to the Index in A- and BBB-rated securities, which outperformed the Index.
  Security selection contributed positively to relative Fund performance as the Fund outperformed the Index after accounting for duration, yield curve positioning, sector allocation and credit contributions. Noteworthy positive contributors included high-grade callable bonds with maturities beyond 10 years.
  Sector allocation contributed positively to relative Fund performance with an overweight allocation to Housing and Senior Care bonds.

Top Detractors from Performance
  Security selection detracted from relative Fund performance given an approximately 10.8% allocation to variable/floating-rate notes excluded from the Index, in an environment where interest rates declined.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2016 through June 30, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	3.62%	1.49%	1.40%
S&P Municipal Bond Index	6.61%	1.23%	2.21%
S&P Municipal Bond Short Index	2.91%	1.76%	1.67%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	3.26%	1.54%	1.67%
Morningstar US Fund Muni National Short Funds Category Average	3.45%	1.73%	1.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 400,348,788
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 707,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$400,348,788
Number of Investments	214
Portfolio Turnover	26%
Total Advisory Fees Paid	$707,714

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 2, 2026, Mary Jo Ochson no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024677 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Municipal Fund
Class Name	Institutional Shares
Trading Symbol	FSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall US municipal fixed-income market. The Fund seeks to provide dividend income, which is exempt from federal regular income tax, by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. A majority of the Fund’s assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Yield curve and duration management contributed positively to relative Fund performance. A tactical 26% allocation to bonds not in the Index with maturities beyond four years had a positive contribution. The Fund also benefited from being positioned long relative to the Index as interest rates declined during the fiscal year.
  Credit allocation contributed positively with significant overweight positions relative to the Index in A- and BBB-rated securities, which outperformed the Index.
  Security selection contributed positively to relative Fund performance as the Fund outperformed the Index after accounting for duration, yield curve positioning, sector allocation and credit contributions. Noteworthy positive contributors included high-grade callable bonds with maturities beyond 10 years.
  Sector allocation contributed positively to relative Fund performance with an overweight allocation to Housing and Senior Care bonds.

Top Detractors from Performance
  Security selection detracted from relative Fund performance given an approximately 10.8% allocation to variable/floating-rate notes excluded from the Index, in an environment where interest rates declined.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2016 through June 30, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.76%	1.72%	1.64%
S&P Municipal Bond Index	6.61%	1.23%	2.21%
S&P Municipal Bond Short Index	2.91%	1.76%	1.67%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	3.26%	1.54%	1.67%
Morningstar US Fund Muni National Short Funds Category Average	3.45%	1.73%	1.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 400,348,788
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 707,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$400,348,788
Number of Investments	214
Portfolio Turnover	26%
Total Advisory Fees Paid	$707,714

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 2, 2026, Mary Jo Ochson no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000037571 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Municipal Fund
Class Name	Class A Shares
Trading Symbol	FMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, a required broad-based index which represents the overall US municipal fixed-income market. The Fund seeks to provide dividend income, which is exempt from federal regular income tax, by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. A majority of the Fund’s assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Yield curve and duration management contributed positively to relative Fund performance. A tactical 26% allocation to bonds not in the Index with maturities beyond four years had a positive contribution. The Fund also benefited from being positioned long relative to the Index as interest rates declined during the fiscal year.
  Credit allocation contributed positively with significant overweight positions relative to the Index in A- and BBB-rated securities, which outperformed the Index.
  Security selection contributed positively to relative Fund performance as the Fund outperformed the Index after accounting for duration, yield curve positioning, sector allocation and credit contributions. Noteworthy positive contributors included high-grade callable bonds with maturities beyond 10 years.
  Sector allocation contributed positively to relative Fund performance with an overweight allocation to Housing and Senior Care bonds.

Top Detractors from Performance
  Security selection detracted from relative Fund performance given an approximately 10.8% allocation to variable/floating-rate notes excluded from the Index, in an environment where interest rates declined.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2016 through June 30, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	2.58%	1.27%	1.20%
Class A Shares without sales load	3.61%	1.46%	1.30%
S&P Municipal Bond Index	6.61%	1.23%	2.21%
S&P Municipal Bond Short Index	2.91%	1.76%	1.67%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	3.26%	1.54%	1.67%
Morningstar US Fund Muni National Short Funds Category Average	3.45%	1.73%	1.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 400,348,788
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 707,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$400,348,788
Number of Investments	214
Portfolio Turnover	26%
Total Advisory Fees Paid	$707,714

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 2, 2026, Mary Jo Ochson no longer serves as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation